Liabilities related to associates and joint ventures - Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Current assets	$ 22,360	$ 24,403
Non-current assets.	67,082	67,604
Total assets	89,442	92,007
Current liabilities	15,198	14,594
Non-current liabilities	38,938	42,592
Total liabilities	54,136	57,186
Negative reserves	35,306	34,821	$ 38,993	$ 44,832
Loss for the year ended	24,844	6,255	$ 439
Samarco
Investments in associates and joint ventures
Current assets	561	87
Non-current assets.	2,921	4,582
Total assets	3,482	4,669
Current liabilities	10,902	8,370
Non-current liabilities	7,040	6,385
Total liabilities	17,942	14,755
Negative reserves	(14,460)	(10,086)
Loss for the year ended	$ (3,208)	$ (1,160)